Long-term debt - Maturities (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Long-term debt by maturities
Long-term debt	SFr 157,955	SFr 160,261	SFr 154,308
Structured notes
Long-term debt by maturities
Long-term debt	51,145	51,735	48,064
Structured notes | Equity
Long-term debt by maturities
Long-term debt	32,149	33,076	30,698
Structured notes | Fixed income
Long-term debt by maturities
Long-term debt	14,893	14,436	13,128
Structured notes | Credit
Long-term debt by maturities
Long-term debt	3,695	3,848	3,898
Structured notes | Other
Long-term debt by maturities
Long-term debt	408	SFr 375	340
Bank
Long-term debt by maturities
Long-term debt	157,018		153,433
Bank | Structured notes
Long-term debt by maturities
Long-term debt	51,145		48,064
Bank | Structured notes | Equity
Long-term debt by maturities
Long-term debt	32,149		30,698
Bank | Structured notes | Fixed income
Long-term debt by maturities
Long-term debt	14,893		13,128
Bank | Structured notes | Credit
Long-term debt by maturities
Long-term debt	3,695		3,898
Bank | Structured notes | Other
Long-term debt by maturities
Long-term debt	SFr 408		SFr 340